Related Party Transactions - Additional Information (Detail)							3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 20, 2018 USD ($) shares	Aug. 13, 2018 USD ($)	Aug. 11, 2017 USD ($)	Feb. 01, 2017	Oct. 31, 2016 USD ($) Director Consultant shares	May 04, 2016 USD ($) Director shares	Sep. 30, 2018 USD ($) ft²	Mar. 31, 2015	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Nov. 30, 2011 ft²
Related Party Transaction [Line Items]
Shares issued in offering | shares	642,438
Proceeds from issuance of common stock	$ 2,500,000	$ 11,600,000	$ 2,200,000
Number of consultants | Consultant					1
Lease expiration date											Jul. 31, 2020
Rental income											$ 51,216	$ 153,648
San Diego California Facility [Member]
Related Party Transaction [Line Items]
Leased facility, expansion of original premises | ft²													9,849
Lease expiration date				Mar. 31, 2017							Oct. 31, 2018
Rental income							$ 0		$ 0	$ 51,000	$ 51,000	154,000
Director [Member]
Related Party Transaction [Line Items]
Number of members of board of directors | Director					3	3
Shares issued in offering | shares					17,802	1,944
Issuance of warrants to purchase shares of common stock | shares					17,802	1,361
Proceeds from issuance of common stock					$ 587,000	$ 175,000
Director [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of members of board of directors | Director					7
Claire K.T. Reiss [Member]
Related Party Transaction [Line Items]
Shares issued in offering | shares					7,575	6,825
Issuance of warrants to purchase shares of common stock | shares					7,575	4,777
Proceeds from issuance of common stock					$ 250,000	$ 614,273
Beneficial owner percentage of company's common stock					10.00%	10.00%
Consultants [Member]
Related Party Transaction [Line Items]
Shares issued in offering | shares					2,636
Issuance of warrants to purchase shares of common stock | shares					2,636
Proceeds from issuance of common stock					$ 87,000
Aegea Biotechnologies, Inc [Member]
Related Party Transaction [Line Items]
Reimbursement for shared patent costs							$ 0		$ 19,000		$ 15,000	$ 19,000
Nonexecutive [Member] | San Diego California Facility [Member]
Related Party Transaction [Line Items]
Leased facility, expansion of original premises | ft²							9,849		9,849		9,849
Lease agreement date of commencement									Mar. 30, 2015		Mar. 30, 2015
Leased facility, rent expense per month									$ 12,804		$ 12,804
Lease facility, refundable security deposit amount							$ 12,804		12,804		12,804
Lease expiration date								Jul. 31, 2015
Lease agreement, amount of security deposit applied against additional rents owed									16,000		16,000
Lease agreement, amount of additional rents waived									$ 3,200		$ 3,200